Unaudited Interim Condensed Consolidated Statements of Changes in Redeemable Preferred Stock and Stockholder Equity - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Treasury stock	Accumulated deficit	Redeemable Preferred Stock	Total
Balance at Dec. 31, 2021	$ 364	$ 426,102	$ 1,044	$ (15,636)	$ (119,920)		$ 291,954
Balance (in shares) at Dec. 31, 2021						34,364
Issue of common stock	2	(2)
Issue of common stock (in shares)						210
Share-based compensation		571					571
Changes in unrealized gain on cash flow hedges			3,004				3,004
Preferred dividend					(848)		(848)
Net income/(loss)					(7,002)		(7,002)
Net income/ (loss) attributable to common stockholders							(7,850)
Balance at Mar. 31, 2022	366	426,671	4,048	(15,636)	(127,770)		$ 287,679
Balance (in shares) at Mar. 31, 2022						34,574
Balance at Dec. 31, 2021						$ 37,043
Balance (in shares) at Dec. 31, 2021							40
Balance at Mar. 31, 2022						$ 37,043
Balance (in shares) at Mar. 31, 2022							40
Balance at Dec. 31, 2022	426	468,006	1,468	(15,636)	15,135		$ 469,399
Balance (in shares) at Dec. 31, 2022						40,627
Issue of common stock	4	(4)
Issue of common stock (in shares)						372
Share-based compensation		729					729
Payment of dividend					(18,286)		(18,286)
Changes in unrealized gain on cash flow hedges			(723)				(723)
Preferred dividend					(838)		(838)
Net income/(loss)					44,090		44,090
Net income/ (loss) attributable to common stockholders							43,252
Balance at Mar. 31, 2023	$ 430	$ 468,730	$ 745	$ (15,636)	$ 40,101		494,370
Balance (in shares) at Mar. 31, 2023						40,999
Balance at Dec. 31, 2022						$ 37,043	$ 37,043
Balance (in shares) at Dec. 31, 2022							41
Balance at Mar. 31, 2023						$ 37,043	$ 37,043
Balance (in shares) at Mar. 31, 2023							41